Dreyfus Institutional Reserves Funds
-Dreyfus Institutional Treasury Securities Cash Advantage Fund

Incorporated herein by reference is the definitive version of the supplement for Dreyfus Institutional Treasury Securities Cash Advantage Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on August 25, 2016 (SEC Accession No. 0001423799-16-000137).